Long-term obligations	12 Months Ended
Nov. 30, 2019
Disclosure Of Detailed Information About Long Term Obligation [Abstract]
Long-term obligations

16.	Long-term obligations
The movement in the long-term obligations is as follows.

	Note	Commercialization rights – Trogarzo ® North American Territory	Commercialization rights – Trogarzo ® European Territory	Early termination fee EMD Serono Inc.	Total

Balance as at December 1, 2017		$-	$-	$7,151	$7,151

Payment, as originally contemplated in 2013 Termination A greement		-	-	(4,000)	(4,000)
Payment, as per Renegotiated Agreement	13	-	-	(3,850)	(3,850)
Accretion expense		-	-	413	413
Loss on repayment of long-term obligation s		-	-	286	286

Balance as at November 30, 2018		-	-	-	-

Additions	12	6,765	4,557	-	11,322
Accretion expense		152	13	-	165
Payment		(3,500)	-	-	(3,500)

Balance as at November 30, 2019		3,417	4,570	-	7,987

Current portion		(3,417)	-	-	(3,417)

Non-current portion		$-	$4,570	$-	$4,570
Early termination fee – EMD
Serono
 Inc.
Under the Renegotiated Agreement (Note 13), the Company paid $3,850 to reimburse the remaining amount payable of $4,000 due in May 2019.
The difference of $286 between the consideration transferred of $3,850 and the carrying amount of the long-term obligation of $3,564 (on date of settlement) was recognized as a loss on repayment of long-term obligation
s
and included in “Finance costs” on the
consolidated
statement of
net loss and
comprehensive loss for the year ended November 30, 2018.
Commercialization rights – Trogarzo® North American Territory
Under the terms of the TaiMed Agreement, a commercial milestone of $7,000 is payable in two equal annual installments of $3,500 after achieving aggregate net sales of $20,000 over four consecutive quarters of the Company’s financial year. The Company accrued the discounted value of the obligation during the quarter ended February 28, 2019 because it was probable it would be
achieved. The milestone was achieved during the quarter ended May 31, 2019. The first payment of $3,500 was made in July 2019 and the second payment will be made in June 2020.

Commercialization rights – Trogarzo® European Territory
Under the terms of the TaiMed agreement, a launch milestone of $5,000 is payable one year after the first commercial sale of Trogarzo
®
. The Company accrued the discounted value of the obligation in 2019 in the amount of
$4,557 because it was probable
it would be
 achieved.